Income Tax (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of effective tax rate

	September 30,
	2025	2024
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(1,145,726)	(69,745)
State	—	—
Change in valuation allowance	1,145,726	69,745
Income tax provision	$—	$—

Deferred income tax assets and liabilities result primarily from temporary differences in the recognition of various expenses for tax and financial statement purposes, and from the recognition of the tax benefits of net operating loss carryforwards.

The Company’s net deferred tax assets (liability) at September 30, 2025 and 2024 are as follows:

	September 30,
	2025	2024
Deferred tax asset (liability)
Research & Development expenses	$15,003	$—
Stock based compensation	538,487	—
Net operating loss	728,566	69,745
Amortization of R&D	(5,251)	—
Total deferred tax asset	1,276,805	69,745
Valuation allowance	(1,276,805)	(69,745)
Deferred tax asset, net of allowance	$—	$—

The Company’s net operating loss carryforward as of September 30, 2025 and 2024 amounted to $728,566 and $69,745, will be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended September 30 2025 and the period from March 20, 2024 (inception) to September 30, 2024, the change in the valuation allowance was $1,276,805 and $69,745, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30 2025 and 2024 is as follows:

	September 30,
	2025	2024
Statutory federal income tax rate	21%	21%
State taxes, net of federal tax benefit	—	—
Change in valuation allowance	(21)%	(21)%
Income tax provision	0%	0%

Schedule of effective tax rate

	September 30,
	2025	2024
Deferred tax asset (liability)
Research & Development expenses	$15,003	$—
Stock based compensation	538,487	—
Net operating loss	728,566	69,745
Amortization of R&D	(5,251)	—
Total deferred tax asset	1,276,805	69,745
Valuation allowance	(1,276,805)	(69,745)
Deferred tax asset, net of allowance	$—	$—

The Company’s net operating loss carryforward as of September 30, 2025 and 2024 amounted to $728,566 and $69,745, will be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended September 30 2025 and the period from March 20, 2024 (inception) to September 30, 2024, the change in the valuation allowance was $1,276,805 and $69,745, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30 2025 and 2024 is as follows:

	September 30,
	2025	2024
Statutory federal income tax rate	21%	21%
State taxes, net of federal tax benefit	—	—
Change in valuation allowance	(21)%	(21)%
Income tax provision	0%	0%

Schedule of effective tax rate

	September 30,
	2025	2024
Statutory federal income tax rate	21%	21%
State taxes, net of federal tax benefit	—	—
Change in valuation allowance	(21)%	(21)%
Income tax provision	0%	0%